CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

		Principal Amount	Value
Mortgage-Backed Obligations—5.0%
Alba plc, Series 2007-1, Cl. F, 4.044% [BP0003M+325],
3/17/39[1,2]	GBP	1,761,700	$2,323,559
Bancaja Fondo de Titulizacion, Series 10, Cl. C, 0.094%
[EUR003M+50], 5/22/50[1,2,3]	EUR	12,000,000	11,082,337
Capital Mortgage Srl, Series 2007-1, Cl. B, 0.00%
[EUR003M+22], 1/30/47[1,2]	EUR	8,000,000	6,789,879
Eurohome UK Mortgages plc:
Series 2007-1, Cl. B1, 1.698% [BP0003M+90], 6/15/44[1,2]	GBP	5,275,000	5,707,511
Series 2007-1, Cl. M1, 1.098% [BP0003M+30], 6/15/44[1,2]	GBP	5,200,000	6,187,527
Series 2007-1, Cl. M2, 1.298% [BP0003M+50], 6/15/44[1,2]	GBP	4,000,000	4,500,422
Series 2007-2, Cl. B1, 2.198% [BP0003M+140], 9/15/44[1,2]	GBP	4,000,000	4,550,422
Series 2007-2, Cl. M1, 1.148% [BP0003M+35], 9/15/44[1,2]	GBP	10,340,000	12,513,931
Eurosail-UK plc, Series 2007-4X, Cl. D1A, 2.55%
[BP0003M+175], 6/13/45[1,2]	GBP	6,351,807	7,741,694
Great Hall Mortgages No. 1 plc, Series 2007-1, Cl. DA, 1.57%
[BP0003M+78], 3/18/39[1,2]	GBP	8,000,000	9,393,244
Grifonas Finance plc:
Series 1, Cl. A, [EUR006M+28], 8/28/39[1,2]	EUR	17,128,370	18,253,961
Series 1, Cl. B, 0.105% [EUR006M+52], 8/28/39[1,2]	EUR	5,000,000	4,949,912
IM Pastor 4 Fondo de Titulizacion de Activos:
Series 4, Cl. A, [EUR003M+14], 3/22/44[1,2]	EUR	14,193,347	14,584,788
Series 4, Cl. B, [EUR003M+19], 3/22/44[1,2]	EUR	3,800,000	2,770,810
Ludgate Funding plc, Series 2007-1, 0.00%, 1/1/61[6]	GBP	207,500,000	11,840,250
Newgate Funding plc, Series 2007-2X, Cl. CB, 0.045%
[EUR003M+44], 12/15/50[1,2]	EUR	3,051,618	3,011,548
Sestante Finance Srl, Series 3, Cl. C1, 0.382%
[EUR003M+80], 7/15/45[1,2]	EUR	9,700,000	5,345,221
TDA 27 Hipocat 9 Fondo de Titulizacion de Activos, Series 27,
Cl. A3, 0.00% [EUR003M+19], 12/28/50[1,2]	EUR	35,000,000	34,288,271
Towd Point Mortgage Funding 2019-Granite4 plc, Series
2019-GR4X, Cl. B, 2.099% [BP0003M+140], 10/20/51[1,2]	GBP	10,000,000	13,257,001
Total Mortgage-Backed Obligations (Cost $174,047,897)			179,092,288

U. S. Government Obligations—2.2%
United States Treasury Inflation-Protected Securities, 0.125%,
1/15/30[4]		73,978,540	75,901,515
United States Treasury Note, 1.625%, 8/15/29		4,100,000	4,144,203
Total U. S. Government Obligations (Cost $79,746,849)			80,045,718

Foreign Government Obligations—63.4%
Angola—0.3%
Republic of Angola:
8.00% Sr. Unsec. Nts. , 11/26/29[1]		4,500,000	4,767,233
9.375% Sr. Unsec. Nts. , 5/8/48[1]		4,360,000	4,737,506
			9,504,739

Argentina—2.1%
Argentine Republic:
0.00% Unsec. Nts. , 7/29/20[5]	ARS	722,500,000	13,608,767

1 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Argentina (Continued)
Argentine Republic: (Continued)
0.202% Unsec. Nts. , 10/29/20[5]	ARS	1,307,200,000	$19,876,887
5.625% Sr. Unsec. Nts. , 1/26/22		9,410,000	4,675,594
5.875% Sr. Unsec. Nts. , 1/11/28		13,374,000	5,902,715
6.875% Sr. Unsec. Nts. , 1/26/27		17,110,000	7,777,030
7.50% Sr. Unsec. Nts. , 4/22/26		34,345,000	15,852,364
9.80% Unsec. Nts. , 5/28/20[5]	ARS	152,100,000	2,743,130
15.50% Bonds, 10/17/26	ARS	135,000,000	770,014
18.20% Unsec. Nts. , 10/3/21	ARS	212,805,000	1,752,108
39.293% [BADLARPP+375] Unsec. Nts. , 4/12/25[1,2]	ARS	120,000,000	1,040,842
42.524% [BADLARPP+325] Unsec. Nts. , 3/1/20[2]	ARS	180,336,000	2,751,613
			76,751,064

Brazil—1.7%
Federative Republic of Brazil:
6.00% Nts. , 8/15/22[4]	BRL	170,000	144,762
6.00% Nts. , 5/15/45[4]	BRL	32,000,000	34,561,862
10.00% Nts. , 1/1/29	BRL	100,000,000	28,348,509
			63,055,133

Colombia—1.3%
Republic of Colombia, Series B, 6.25% Bonds, 11/26/25	COP	155,000,000,000	47,224,544

Cyprus—1.1%
Republic of Cyprus:
1.25%, 1/21/40	EUR	27,500,000	31,453,001
2.75% Sr. Unsec. Nts. , 5/3/49[1]	EUR	5,975,000	8,855,024
			40,308,025

Dominican Republic—0.5%
Dominican Republic:
4.50% Sr. Unsec. Nts. , 1/30/30[1]		5,000,000	5,001,300
5.875% Sr. Unsec. Nts. , 1/30/60[1]		6,000,000	6,012,000
6.40% Sr. Unsec. Nts. , 6/5/49[1]		5,000,000	5,410,975
			16,424,275

Egypt—1.9%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	12,900,000	15,346,201
8.70% Sr. Unsec. Nts. , 3/1/49[1]		14,387,000	16,620,783
14.35% Bonds, 9/10/24	EGP	50,000,000	3,234,663
18.15% Bonds, 6/13/20	EGP	57,000,000	3,664,777
18.15% Unsec. Nts. , 12/11/21	EGP	173,000,000	11,604,160
Series 10 yr. , 16.30% Bonds, 1/1/23	EGP	10,200,000	688,272
Series 3 yr. , 15.00% Bonds, 10/3/20	EGP	157,150,000	10,058,740
Series 3 yr. , 16.00% Bonds, 6/11/22	EGP	116,700,000	7,690,232
			68,907,828

2 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
El Salvador—0.3%
Republic of El Salvador, 7.125% Sr. Unsec. Nts. , 1/20/50[1]		$10,253,000	$11,257,128
$
Greece—3.2%
Hellenic Republic:
0.00% Bonds, 10/15/42[6]	EUR	107,000,000	439,073
1.875% Bonds, 2/4/35[1,7]	EUR	39,745,000	44,850,578
3.875% Sr. Unsec. Nts. , 3/12/29[1]	EUR	10,205,000	13,963,571
3.90% Bonds, 1/30/33[1]	EUR	10,176,000	14,299,695
4.00% Bonds, 1/30/37[1]	EUR	19,075,000	27,653,772
4.20% Bonds, 1/30/42[1]	EUR	8,970,000	13,827,709
			115,034,398

India—8.8%
Republic of India:
6.84% Sr. Unsec. Nts. , 12/19/22	INR	1,000,000,000	14,316,337
7.17% Sr. Unsec. Nts. , 1/8/28	INR	3,715,000,000	53,245,470
7.68% Sr. Unsec. Nts. , 12/15/23	INR	1,300,000,000	19,059,669
7.72% Sr. Unsec. Nts. , 5/25/25	INR	730,000,000	10,762,148
8.15% Sr. Unsec. Nts. , 11/24/26	INR	500,000,000	7,534,361
8.20% Sr. Unsec. Nts. , 9/24/25	INR	3,715,000,000	55,824,151
8.24% Sr. Unsec. Nts. , 2/15/27	INR	4,935,000,000	74,789,451
8.40% Sr. Unsec. Nts. , 7/28/24	INR	3,997,000,000	60,216,099
State of Gujarat, 7.52% Sr. Unsec. Nts. , 5/24/27[8]	INR	500,000,000	7,173,510
State of Maharastra, 7.99% Sr. Unsec. Nts. , 10/28/25	INR	500,000,000	7,424,430
State of Tamil Nadu, 8.53% Sr. Unsec. Nts. , 3/9/26	INR	500,000,000	7,536,015
			317,881,641

Indonesia—6.8%
Perusahaan Penerbit SBSN Indonesia III, 4.55% Sr. Unsec.
Nts. , 3/29/26[1]		5,680,000	6,292,687
Republic of Indonesia:
4.125% Sr. Unsec. Nts. , 1/15/25[1]		3,050,000	3,299,772
8.125% Sr. Unsec. Nts. , 5/15/24	IDR	540,000,000,000	42,825,895
Series FR56, 8.375% Sr. Unsec. Nts. , 9/15/26	IDR	288,430,000,000	23,389,761
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	480,750,000,000	36,008,545
Series FR64, 6.125% Sr. Unsec. Nts. , 5/15/28	IDR	120,000,000,000	8,484,804
Series FR71, 9.00% Sr. Unsec. Nts. , 3/15/29	IDR	359,350,000,000	30,073,029
Series FR73, 8.75% Sr. Unsec. Nts. , 5/15/31	IDR	560,080,000,000	46,693,158
Series FR78, 8.25% Sr. Unsec. Nts. , 5/15/29	IDR	398,080,000,000	32,288,938
Series FR82, 7.00% Sr. Unsec. Nts. , 9/15/30	IDR	120,000,000,000	9,042,842
Series FR83, 7.50% Sr. Unsec. Nts. , 4/15/40	IDR	85,000,000,000	6,349,323
			244,748,754

Italy—3.3%
Republic of Italy:
2.80% Bonds, 3/1/67[1]	EUR	78,971,000	103,799,907
3.35% Unsec. Nts. , 3/1/35[1]	EUR	11,200,000	15,723,048
			119,522,955

3 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Ivory Coast—0.4%
Republic of Cote d'Ivoire:
5.25% Sr. Unsec. Nts. , 3/22/30[1]	EUR	9,615,000	$11,096,721
6.875% Sr. Unsec. Nts. , 10/17/40[1]	EUR	3,500,000	4,169,423
			15,266,144

Kenya—0.1%
Republic of Kenya, 8.00% Sr. Unsec. Nts. , 5/22/32[1]		4,140,000	4,513,548

Malaysia—1.6%
Federation of Malaysia:
3.844% Sr. Unsec. Nts. , 4/15/33	MYR	50,000,000	12,891,443
4.127% Sr. Unsec. Nts. , 4/15/32	MYR	25,000,000	6,609,968
4.498% Sr. Unsec. Nts. , 4/15/30	MYR	32,000,000	8,668,556
4.642% Sr. Unsec. Nts. , 11/7/33	MYR	100,000,000	27,937,470
			56,107,437

Mexico—7.7%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	660,000,000	33,483,941
Series M, 6.50% Bonds, 6/10/21	MXN	400,000,000	21,129,899
Series M, 8.00% Sr. Unsec. Nts. , 12/7/23	MXN	2,050,000,000	113,641,528
Series M20, 8.50% Sr. Unsec. Nts. , 5/31/29	MXN	1,110,000,000	66,304,517
Series M20, 10.00% Bonds, 12/5/24	MXN	698,700,000	42,251,465
			276,811,350

Netherlands—1.0%
Kingdom of the Netherlands, 0.50% Bonds, 1/15/40[1]	EUR	28,600,000	34,802,783

Nigeria—0.3%
Federal Republic of Nigeria, 7.696% Sr. Unsec. Nts. , 2/23/38[1]		9,385,000	9,451,221

Paraguay—0.1%
Republic of Paraguay, 5.40% Sr. Unsec. Nts. , 3/30/50[1]		2,500,000	2,936,738

Peru—1.5%
Republic of Peru:
5.40% Sr. Unsec. Nts. , 8/12/34[1]	PEN	2,730,000	869,136
5.94% Sr. Unsec. Nts. , 2/12/29[1]	PEN	21,000,000	7,141,202
6.35% Sr. Unsec. Nts. , 8/12/28[1]	PEN	100,140,000	34,820,531
6.90% Sr. Unsec. Nts. , 8/12/37[1]	PEN	31,300,000	11,469,958
			54,300,827

Portugal—1.4%
Portuguese Republic:
0.475% Unsec. Nts. , 10/18/30[1]	EUR	37,500,000	42,559,031
2.125% Sr. Unsec. Nts. , 10/17/28[1]	EUR	6,600,000	8,602,044
			51,161,075

4 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Russia—3.7%
Russian Federation:
Series 6211, 7.00% Bonds, 1/25/23	RUB	4,200,000,000	$68,321,314
Series 6221, 7.70% Bonds, 3/23/33	RUB	1,500,000,000	26,407,155
Series 6225, 7.25% Bonds, 5/10/34	RUB	2,400,000,000	40,839,883
			135,568,352

Senegal—0.4%
Republic of Senegal, 6.75% Sr. Unsec. Nts. , 3/13/48[1]		15,000,000	15,404,445

South Africa—4.8%
Republic of South Africa:
Series 2030, 8.00% Sr. Unsec. Nts. , 1/31/30	ZAR	959,000,000	59,872,767
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	421,800,000	24,915,026
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	730,125,000	42,605,422
Series R186, 10.50% Sr. Unsec. Nts. , 12/21/26	ZAR	459,700,000	34,577,428
Series R214, 6.50% Sr. Unsec. Nts. , 2/28/41	ZAR	255,000,000	11,872,872
			173,843,515

Spain—1.1%
Kingdom of Spain, 0.50% Sr. Unsec. Nts. , 4/30/30[1]	EUR	35,800,000	40,626,392

Sri Lanka—0.5%
Democratic Socialist Republic of Sri Lanka:
5.875% Sr. Unsec. Nts. , 7/25/22[1]		8,995,000	9,161,226
6.20% Sr. Unsec. Nts. , 5/11/27[1]		1,310,000	1,252,851
6.25% Sr. Unsec. Nts. , 10/4/20[1]		6,130,000	6,212,755
6.75% Sr. Unsec. Nts. , 4/18/28[1]		3,200,000	3,103,838
			19,730,670

Supranational—0.1%
European Bank for Reconstruction & Development, 6.85% Sr.
Unsec. Nts. , 6/21/21	IDR	60,400,000,000	4,514,666

Thailand—2.5%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts. , 6/17/22	THB	320,000,000	10,453,224
2.125% Sr. Unsec. Nts. , 12/17/26	THB	650,000,000	22,129,597
2.875% Sr. Unsec. Nts. , 12/17/28	THB	1,106,700,000	40,193,022
3.30% Sr. Unsec. Nts. , 6/17/38	THB	471,100,000	18,965,023
			91,740,866

Turkey—1.5%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	71,500,000	11,660,303
10.70% Bonds, 2/17/21	TRY	155,600,000	26,285,409
12.40% Bonds, 3/8/28	TRY	77,000,000	14,680,145
			52,625,857

5 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Ukraine—0.7%
Ukraine:
7.375% Sr. Unsec. Nts. , 9/25/32[1]		$5,000,000	$5,541,180
7.75% Sr. Unsec. Nts. , 9/1/26[1]		6,740,000	7,653,539
8.994% Sr. Unsec. Nts. , 2/1/24[1]		9,670,000	11,111,749
			24,306,468

United Kingdom—2.7%
United Kingdom Gilt, 1.75% Bonds, 1/22/49[1]	GBP	62,500,000	97,433,420
Total Foreign Government Obligations (Cost $2,340,019,807)			2,291,766,258

Corporate Bonds and Notes—15.7%
Consumer Discretionary—0.8%
Diversified Consumer Services—0.1%
GEMS MENASA Cayman Ltd. /GEMS Education Delaware LLC,
7.125% Sr. Sec. Nts. , 7/31/26[1]		3,395,000	3,550,372

Hotels, Restaurants & Leisure—0.4%
Melco Resorts Finance Ltd. , 4.875% Sr. Unsec. Nts. , 6/6/25[1]		2,500,000	2,547,531
MGM China Holdings Ltd. , 5.875% Sr. Unsec. Nts. , 5/15/26[1]		2,500,000	2,592,185
Sazka Group AS:
3.875%, 2/15/27[1,7]	EUR	3,000,000	3,323,374
4.125% Sr. Unsec. Nts. , 11/20/24[1]	EUR	4,000,000	4,618,785
			13,081,875

Internet & Catalog Retail—0.2%
Prosus NV, 3.68% Sr. Unsec. Nts. , 1/21/30[1]		5,000,000	5,149,742

Multiline Retail—0.1%
Future Retail Ltd. , 5.60% Sr. Sec. Nts. , 1/22/25[1]		5,000,000	5,044,729

Consumer Staples—0.1%
Beverages—0.1%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts. , 9/19/24[1]		3,010,000	3,105,567

Energy—2.8%
Energy Equipment & Services—0.1%
ADES International Holding plc, 8.625% Sr. Sec. Nts.,
4/24/24[1]		2,750,000	2,858,625

Oil, Gas & Consumable Fuels—2.7%
Bayan Resources Tbk PT, 6.125% Sr. Unsec. Nts. , 1/24/23[1]		4,500,000	4,414,759
Cosan Ltd. , 5.50% Sr. Unsec. Nts. , 9/20/29[1]		5,835,000	6,221,627
Eterna Capital Pte Ltd. , 7.50% PIK Rate, 0.00% Cash Rate, Sr.
Sec. Nts. , 12/11/22[1,9]		4,262,238	3,425,774
Eterna Capital Pte Ltd. , 8.00% PIK Rate, 0.00% Cash Rate, Sr.
Sec. Nts. , 12/11/22[9]		11,589,213	6,668,082
Geopark Ltd. , 5.50% Sr. Unsec. Nts. , 1/17/27[1]		1,900,000	1,900,000
KazTransGas JSC, 4.375% Sr. Unsec. Nts. , 9/26/27[1]		12,065,000	12,925,355
Medco Bell Pte Ltd. , 6.375% Sr. Sec. Nts. , 1/30/27[1]		2,500,000	2,420,295

6 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625% Sr.
Unsec. Nts. , 11/8/26[1]		$2,400,000	$2,563,969
Petrobras Global Finance BV:
6.85% Sr. Unsec. Nts. , 6/5/15		9,255,000	11,054,496
6.90% Sr. Unsec. Nts. , 3/19/49		5,575,000	6,813,347
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	9,470,000	10,942,504
5.95% Sr. Unsec. Nts. , 1/28/31[1]		3,150,000	3,187,013
7.69% Sr. Unsec. Nts. , 1/23/50[1]		10,648,000	11,754,593
Puma International Financing SA, 5.00% Sr. Unsec. Nts.,
1/24/26[1]		7,005,000	6,607,273
Reliance Industries Ltd. , 6.78% Unsec. Nts. , 9/16/20	INR	500,000,000	7,045,273
YPF SA, 44.438% [BADLARPP+400] Sr. Unsec. Nts. , 7/7/20[1,2]		8,000,000	1,786,022
			99,730,382

Financials—8.9%
Capital Markets—2.3%
Credit Suisse Group AG, 7.50% [USSW5+459.8] Jr. Sub.
Perpetual Bonds[1,2,10]		20,000,000	22,723,960
Morgan Stanley, 7.50% Sr. Unsec. Nts. , 4/2/32[6]		25,000,000	21,865,737
Standard Life Aberdeen plc, 4.25% Sub. Nts. , 6/30/28[1]		7,500,000	7,827,893
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[1,2,10]		15,520,000	16,139,465
7.00% [USSW5+486.6] Jr. Sub. Perpetual Bonds[1,2,10]		7,900,000	9,022,313
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[1,2,10]		5,000,000	5,297,310
			82,876,678

Commercial Banks—3.8%
Banca Monte dei Paschi di Siena SpA, 5.375%
[EUSA5+500.5] Sub. Nts. , 1/18/28[1,2]	EUR	3,000,000	3,091,125
Banco Bilbao Vizcaya Argentaria SA:
6.00% [EUSA5+603.9] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	1,045,000	1,304,928
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	10,000,000	12,106,844
Banco Comercial Portugues SA:
4.50% [EUSA5+426.7] Sub. Nts. , 12/7/27[1,2]	EUR	2,100,000	2,470,420
9.25% [EUSA5+941.4] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	1,500,000	1,888,921
Banco Hipotecario SA, 46.567% [BADLARPP+615] Sr. Unsec.
Nts. , 2/15/21[2]	ARS	79,018,000	1,170,086
Banco Mercantil del Norte SA (Grand Cayman), 7.50%
[H15T10Y+547] Jr. Sub. Perpetual Bonds[1,2,10]		3,840,000	4,353,638
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub.
Perpetual Bonds[1,2,10]	EUR	2,600,000	3,114,258
Bank Leumi Le-Israel BM, 3.275% [H15T5Y+163.1] Sub. Nts.,
1/29/31[1,2]		2,500,000	2,502,750
Bankia SA, 6.375% [EUSA5+622.4] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	2,600,000	3,196,854
BNP Paribas SA:
6.625% [USISDA05+414.9] Jr. Sub. Perpetual Bonds[1,2,10]		5,000,000	5,453,475
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,10]		7,235,000	7,615,814

7 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
CaixaBank SA, 6.75% [EUSA5+649.8] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	6,115,000	$7,769,446
Cooperatieve Rabobank UA, 4.625% [EUSA5+409.8] Jr. Sub.
Perpetual Bonds[1,2,10]	EUR	7,200,000	8,900,435
Credit Agricole SA, 6.875% [USSW5+431.9] Jr. Sub. Perpetual
Bonds[1,2,10]		2,500,000	2,761,113
Credit Suisse AG, 6.50% Sub. Nts. , 8/8/23[1]		5,010,000	5,618,870
Danske Bank AS:
6.125% [USSW7+389.6] Jr. Sub. Perpetual Bonds[1,2,10]		3,500,000	3,734,063
7.00% [H15T7Y+413] Jr. Sub. Perpetual Bonds[1,2,10]		2,500,000	2,791,858
DNB Bank ASA, 2.188% [US0003M+25] Jr. Sub. Perpetual
Bonds[2,10]		2,160,000	1,671,300
Global Bank Corp. , 5.25% [US0003M+330] Sr. Unsec. Nts.,
4/16/29[1,2]		5,090,000	5,570,496
Grupo Aval Ltd. , 4.375% Sr. Unsec. Nts. , 2/4/30[1,7]		3,000,000	3,039,000
HSBC Bank plc, 2.375% [US0006M+25] Jr. Sub. Perpetual
Bonds[2,10]		1,500,000	1,237,500
HSBC Holdings plc, 6.00% [EUSA5+533.8] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	5,750,000	7,381,523
Lloyds Bank plc, 2.135% [US0006M+10] Jr. Sub. Perpetual
Bonds[2,10]		3,000,000	2,633,400
Novo Banco SA:
3.50% Sr. Unsec. Nts. , 2/19/43[1]	EUR	3,000,000	3,243,143
3.50% Sr. Unsec. Nts. , 3/18/43[1]	EUR	2,000,000	2,165,087
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub.
Perpetual Bonds[1,2,10]		11,100,000	11,838,983
Standard Chartered Bank, 5.375% [BP0003M+189] Jr. Sub.
Perpetual Bonds[2,10]	GBP	4,000,000	5,368,931
Standard Chartered plc:
3.516% [H15T5Y+185] Sub. Nts. , 2/12/30[1,2]		2,500,000	2,575,583
7.50% [USSW5+630.1] Jr. Sub. Perpetual Bonds[1,2,10]		5,260,000	5,639,693
7.75% [USSW5+572.3] Jr. Sub. Perpetual Bonds[1,2,10]		5,000,000	5,527,450
			137,736,987

Diversified Financial Services—1.2%
Alpha Holding SA de CV, 9.00%, 2/10/25[1,7]		2,325,000	2,333,719
ASG Finance Designated Activity Co. , 7.875% Sr. Unsec. Nts.,
12/3/24[1]		1,000,000	965,000
Astana Finance JSC, 9.16% Sr. Unsec. Nts. , 12/22/24[3,8]		612,810	—
Banco BTG Pactual SA (Cayman), 4.50% Sr. Unsec. Nts.,
1/10/25[1]		3,289,000	3,383,559
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45%,
3/13/34[3,4,8]	MXN	27,602,566	—
Caixa Geral de Depositos SA, 10.75% [EUSA5+1092.5] Jr.
Sub. Perpetual Bonds[1,2,10]	EUR	7,000,000	9,189,865
Fideicomiso PA Costera, 6.25% Sr. Sec. Nts. , 1/15/34[1,4]	COP	5,916,031,565	1,984,535
JP Morgan/Hipotecaria su Casita, 6.47%, 8/26/35[1] (Cost
$3,119,115, Acquisition Date 3/21/07)	MXN	34,101,099	201,858
Mexarrend SAPI de CV, 10.25% Sr. Unsec. Nts. , 7/24/24[1]		1,800,000	1,884,015

8 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Diversified Financial Services (Continued)
National Bank for Agriculture & Rural Development, 8.39%
Sr. Unsec. Nts. , 7/19/21	INR	300,000,000	$4,292,967
Power Finance Corp. Ltd.:
7.42% Sr. Unsec. Nts. , 6/26/20	INR	350,000,000	4,930,947
7.99% Sr. Unsec. Nts. , 12/20/22	INR	400,000,000	5,821,042
8.53% Sr. Unsec. Nts. , 7/24/20	INR	330,000,000	4,683,958
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts.,
7/16/32[1]	BRL	17,500,000	4,780,974
			44,452,439

Insurance—0.8%
ASR Nederland NV, 3.375% [EUSA5+400] Sub. Nts. , 5/2/49[1,2] EUR		10,000,000	12,253,228
Caisse Nationale de Reassurance Mutuelle Agricole
Groupama, 6.375% [EUR003M+577] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	8,400,000	11,062,773
VIVAT NV, 6.25% [USSW5+417.4] Jr. Sub. Perpetual
Bonds[1,2,10]		5,000,000	5,131,200
			28,447,201

Real Estate Management & Development—0.7%
Agile Group Holdings Ltd. , 9.00% Sr. Sec. Nts. , 5/21/20[1]		3,270,000	3,330,774
China Evergrande Group:
10.00%, 4/11/23		2,500,000	2,344,335
11.50% Sr. Sec. Nts. , 1/22/23[1]		2,500,000	2,444,956
12.00% Sr. Sec. Nts. , 1/22/24[1]		1,000,000	970,600
China Resources Land Ltd. , 3.75% [H15T5Y+513.9] Jr. Sub.
Perpetual Bonds[1,2,10]		5,000,000	5,040,000
China SCE Group Holdings Ltd. , 5.875% Sr. Sec. Nts.,
3/10/22[1]		2,500,000	2,481,631
Country Garden Holdings Co. Ltd. , 7.50% Sr. Sec. Nts.,
3/9/20[1]		3,280,000	3,288,617
Logan Property Holdings Co. Ltd. , 7.50% Sr. Unsec. Nts.,
8/25/22[1]		2,260,000	2,359,191
Times China Holdings Ltd. , 7.85% Sr. Sec. Nts. , 6/4/21[1]		3,280,000	3,345,607
			25,605,711

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp. Ltd. , 8.95% Sec. Nts.,
10/19/20	INR	125,000,000	1,785,399

Health Care—0.0%
Health Care Equipment & Supplies—0.0%
Rede D'or Finance Sarl, 4.50% Sr. Unsec. Nts. , 1/22/30[1]		1,317,000	1,325,890

Industrials—0.3%
Construction & Engineering—0.1%
Fideicomiso PA Concesion Ruta al Mar, 6.75% Sr. Sec. Nts.,
2/15/44[1,4]	COP	8,000,000,000	2,363,937

9 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Machinery—0.1%
IHS Netherlands Holdco BV, 8.00% Sr. Unsec. Nts. , 9/18/27[1]		$2,900,000	$3,140,700

Road & Rail—0.1%
Indian Railway Finance Corp. Ltd. , 8.83% Sr. Sec. Nts.,
3/25/23	INR	250,000,000	3,647,581

Information Technology—0.1%
Communications Equipment—0.1%
Reliance Jio Infocomm Ltd. , 8.32% Sec. Nts. , 7/8/21	INR	335,000,000	4,819,224

Materials—1.0%
Chemicals—0.2%
Braskem Idesa SAPI, 7.45% Sr. Sec. Nts. , 11/15/29[1]		2,000,000	2,116,500
Sociedad Quimica y Minera de Chile SA, 4.25% Sr. Unsec.
Nts. , 1/22/50[1]		2,500,000	2,506,375
Unigel Luxembourg SA, 8.75% Sr. Unsec. Nts. , 10/1/26[1]		1,421,000	1,475,527
			6,098,402

Construction Materials—0.1%
InterCement Financial Operations BV, 5.75% Sr. Unsec. Nts.,
7/17/24[1]		4,435,000	3,827,072

Metals & Mining—0.7%
Corp. Nacional del Cobre de Chile, 3.00% Sr. Unsec. Nts.,
9/30/29[1]		3,050,000	3,097,564
CSN Islands XI Corp. , 6.75% Sr. Unsec. Nts. , 1/28/28[1]		5,000,000	4,962,500
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 2/13/23[1]		6,000,000	6,360,510
Industrias Penoles SAB de CV, 5.65% Sr. Unsec. Nts. , 9/12/49[1]		1,800,000	1,982,817
Metinvest BV, 7.75% Sr. Unsec. Nts. , 10/17/29[1]		3,840,000	4,056,461
Southern Copper Corp. , 7.50% Sr. Unsec. Nts. , 7/27/35		3,550,000	5,035,639
			25,495,491

Telecommunication Services—0.4%
Diversified Telecommunication Services—0.3%
HTA Group Ltd. (Mauritius), 9.125% Sr. Unsec. Nts. , 3/8/22[1]		3,170,000	3,270,124
Oi SA, 10% Cash Rate or 4% PIK Rate and 8% Cash Rate, Sr.
Unsec. Nts. , 7/27/25[9]		2,762,000	2,685,810
Tower Bersama Infrastructure Tbk PT, 4.25% Sr. Unsec. Nts.,
1/21/25[1]		5,000,000	5,002,329
			10,958,263

Wireless Telecommunication Services—0.1%
Bharti Airtel Ltd. , 4.375% Sr. Unsec. Nts. , 6/10/25[1]		4,200,000	4,367,720

Utilities—1.3%
Electric Utilities—0.9%
Adani Transmission Ltd. , 4.25% Sr. Sec. Nts. , 5/21/36[1]		2,900,000	2,931,293
Azure Power Solar Energy Pvt Ltd. , 5.65% Sr. Sec. Nts.,
12/24/24[1]		5,000,000	5,173,480

10 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Electric Utilities (Continued)
Centrais Eletricas Brasileiras SA, 4.625% Sr. Unsec. Nts.,
2/4/30[1]		$1,500,000	$1,519,125
Empresa de Transmision Electrica SA, 5.125% Sr. Unsec. Nts.,
5/2/49[1]		4,440,000	5,215,646
Engie Energia Chile SA, 3.40% Sr. Unsec. Nts. , 1/28/30[1]		2,500,000	2,531,250
Eskom Holdings SOC Ltd. , 6.75% Sr. Unsec. Nts. , 8/6/23[1]		7,500,000	7,608,000
Perusahaan Listrik Negara PT, 6.15% Sr. Unsec. Nts. , 5/21/48[1]		5,000,000	6,380,175
SMC Global Power Holdings Corp. , 5.95% [H15T5Y+679.6]
Jr. Sub. Perpetual Bonds[1,2,10]		1,700,000	1,719,895
			33,078,864

Independent Power and Renewable Electricity Producers—0.4%
AES Andres BV/Dominican Power Partners/Empresa
Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts.,
5/11/26[1]		3,325,000	3,563,095
AES Gener SA, 6.35% [H15T5Y+491.7] Jr. Sub. Perpetual
Bonds, 10/7/79[1,2]		2,500,000	2,615,000
Inkia Energy Ltd. , 5.875% Sr. Unsec. Nts. , 11/9/27[1]		5,865,000	6,198,484
ReNew Power Pvt Ltd. , 5.875% Sr. Sec. Nts. , 3/5/27[1]		2,500,000	2,516,891
			14,893,470
Total Corporate Bonds and Notes (Cost $579,387,191)			567,442,321
		Shares
Common Stock—0.0%
JSC Astana Finance, GDR[1,8,11] (Cost $0, Acquisition Date
6/5/15)		868,851	—
		Principal Amount
Short-Term Notes—6.0%
Arab Republic of Egypt Treasury Bills, 15.39%, 3/17/20[5]	EGP	168,200,000	10,559,198
Argentine Republic Treasury Bills, 5.106%, 8/27/20[5]	ARS	455,700,000	7,135,372
United States Treasury Bills, 1.51%, 4/9/20[5]		200,000,000	199,438,694
Total Short-Term Notes (Cost $222,108,857)			217,133,264

Structured Securities—0.5%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts. , 4/30/25[1,5]		1,817,055	1,760,790
3.054% Sr. Sec. Nts. , 4/30/25[1,5]		2,315,208	2,243,518
3.098% Sr. Sec. Nts. , 4/30/25[1,5]		1,998,812	1,936,918
3.131% Sr. Sec. Nts. , 4/30/25[1,5]		1,786,686	1,731,361
3.179% Sr. Sec. Nts. , 4/30/25[1,5]		2,224,569	2,155,684
3.231% Sr. Sec. Nts. , 4/30/25[1,5]		2,539,007	2,460,386
3.265% Sr. Sec. Nts. , 4/30/25[1,5]		2,028,369	1,965,561
3.346% Sr. Sec. Nts. , 4/30/25[1,5]		1,906,581	1,847,544
Morgan Stanley, Russian Federation Total Return Linked
Bonds, Series 007, Cl. VR, 5.00%, 8/22/34	RUB	105,754,597	223,942
Total Structured Securities (Cost $18,114,354)			16,325,704

11 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

					Notional
			Exercise	Expiration	Amount	Contracts
			Price	Date	(000's)	(000's)	Value
Exchange-Traded Options Purchased—0.0%
						USD

S&P 500 Index Put		USD	2,675.000	3/20/20	USD 94,695	0[12]	$175,230
						USD

S&P 500 Index Put		USD	2,625.000	2/21/20	USD 49,350	0[12]	21,150
Total Exchange-Traded Options Purchased (Cost $4,243,671)							196,380
					Notional
	Counter-		Exercise	Expiration	Amount
	party		Price	Date	(000's)
Over-the-Counter Options Purchased—0.9%
						USD
BRL Currency
Put	GSCO-OT	BRL	4.140	4/15/20	USD 50,000	50,000	263,351
						USD
BRL Currency
Put	GSCO-OT	BRL	3.432	3/27/20	USD 5,000	5,000	—
						USD
BRL Currency
Put	GSCO-OT	BRL	3.430	3/30/20	USD 5,000	5,000	—
						USD
BRL Currency
Put	GSCO-OT	BRL	3.430	3/30/20	USD 5,000	5,000	—
						USD
BRL Currency
Put	MSCO	BRL	4.094	4/13/20	USD 50,000	50,000	164,628
						USD
BRL Currency					USD
Put	MSCO	BRL	4.000	5/27/20	100,000	100,000	289,144
						USD
BRL Currency
Put	MSCO	BRL	4.080	5/11/20	USD 75,000	75,000	336,226
						USD
BRL Currency
Call	MSCO	BRL	3.750	8/27/20	USD 20,000	20,000	518,015
						USD
CAD Currency					USD
Call	SCB	CAD	1.338	2/5/20	100,000	100,000	8,445
						USD
CAD					USD
Currency Put	SCB	CAD	1.295	2/5/20	100,000	100,000	24
						EUR
EUR Currency					EUR
Put	GSCO-OT	HUF	337.000	4/23/20	150,000	150,000	1,318,538
						EUR
EUR Currency
Put	GSCOI	RUB	70.480	11/4/20	EUR 90,000	90,000	1,135,084
						EUR
EUR Currency
Put	BOA	USD	1.094	2/17/20	EUR 45,000	45,000	10,676

12 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
						EUR
EUR Currency
Call	BOA	USD	1.132	2/17/20	EUR 45,000	45,000	$12,202
						EUR
EUR Currency
Put	JPM	SEK	9.250	4/29/20	EUR 10,000	10,000	—
						EUR
EUR Currency
Put	GSCO-OT	NOK	8.710	12/17/20	EUR 12,500	12,500	37,987
						EUR
EUR Currency
Put	GSCO-OT	NOK	8.402	12/17/20	EUR 12,500	12,500	3,617
						EUR
EUR Currency
Put	GSCO-OT	INR	74.875	8/5/20	EUR 5,000	5,000	689,577
						EUR
EUR Currency
Put	JPM	NOK	8.900	8/26/21	EUR 12,500	12,500	594,298
						USD
IDR Currency					USD
Put	SCB	IDR	14400.000	10/22/20	100,000	100,000	3,056,750
						USD
IDR Currency
Put	JPM	IDR	13730.000	7/23/20	USD 50,000	50,000	356,881
						USD
IDR Currency					USD
Put	JPM	IDR	14385.000	10/28/20	165,000	165,000	4,894,552
						USD
INR Currency					USD
Put	BOA	INR	72.500	10/27/20	100,000	100,000	1,136,689
						USD
INR Currency
Put	GSCO-OT	INR	71.750	4/29/20	USD 75,000	75,000	611,550
						USD
INR Currency					USD
Put	SCB	INR	72.700	10/28/20	150,000	150,000	1,848,987
						USD
INR Currency
Put	JPM	INR	66.092	4/29/20	USD 5,000	5,000	1,374
						USD
INR Currency
Put	SCB	INR	72.600	7/7/20	USD 50,000	50,000	615,510
						USD
INR Currency
Put	GSCO-OT	INR	65.600	5/6/20	USD 2,500	2,500	561
						USD
JPY Currency
Put	BOA	JPY	100.000	2/2/21	USD 25,000	25,000	3,562,500
						USD
MXN					USD
Currency Put	JPM	MXN	20.100	1/6/22	100,000	100,000	2,845,406

13 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000’s)	(000’s)	Value
Over-the-Counter Options Purchased (Continued)
						USD
MXN					USD
Currency Call	CITNA-B	MXN	19.350	6/2/20	967,500	967,500	$1,067,801
						USD
MXN					USD
Currency Put	CITNA-B	MXN	19.605	10/29/20	100,000	100,000	2,534,953
						USD
MXN
Currency Put	JPM	MXN	19.000	7/2/20	USD 50,000	50,000	572,247
						USD
PHP Currency					USD
Put	GSCO-OT	PHP	50.100	2/11/20	187,500	187,500	10,909
						USD
PHP Currency
Put	GSCO-OT	PHP	50.200	2/4/20	USD 75,000	75,000	23
						USD
RUB Currency
Put	GSCO-OT	RUB	58.500	8/4/20	USD 5,500	5,500	678,985
						USD
RUB Currency
Put	JPM	RUB	59.000	8/5/20	USD 5,500	5,500	879,553
						USD
RUB Currency					USD
Put	JPM	RUB	64.000	1/28/21	100,000	100,000	2,074,454
						USD
RUB Currency
Put	MSCO	RUB	61.010	3/2/20	USD 5,000	5,000	389,415
						USD
ZAR Currency					USD
Call	GSCO-OT	ZAR	14.500	7/23/20	1,413,750	1,413,750	1,451,073
						USD
ZAR Currency
Put	BOA	ZAR	14.275	7/7/20	USD 40,000	40,000	403,351
Total Over-the-Counter Options Purchased (Cost $59,166,646)							34,375,336
		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000's)
Over-the-Counter Interest Rate Swaptions Purchased—0.4%
Interest
Rate Swap			Three-
maturing			Month USD			USD
10/16/20 Put	BOA	Receive	BBA LIBOR	2.042%	10/16/20	500,000	2,167,555
Interest
Rate Swap			Six-Month
maturing			EUR			EUR
11/15/21 Put	JPM	Receive	EURIBOR	0.543	11/15/21	150,000	1,525,207
Interest
Rate Swap			Six-Month
maturing			EUR			EUR
11/25/21 Put	MSCO	Receive	EURIBOR	0.532	11/25/21	112,500	1,201,462

14 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap			Three-
maturing			Month USD			USD
11/27/20 Put	JPM	Receive	BBA LIBOR	1.700%	11/27/20	168,000	$2,173,209
Interest
Rate Swap			Three-
maturing			Month USD			USD
12/2/20 Put	GSCO-OT	Receive	BBA LIBOR	2.266	12/2/20	120,000	352,054
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
3/29/21 Put	JPM	Pay	EURIBOR	1.122	3/29/21	1,500,000	404,382
Interest
Rate Swap			Three-
Maturing			Month CAD			CAD
3/30/20 Put	BOA	Pay	BA CDOR	2.588	3/30/20	1,333,000	4,583
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
4/12/21 Put	JPM	Pay	EURIBOR	0.615	4/12/21	500,000	32,578
Interest
Rate Swap			Three-
maturing			Month USD			USD
4/30/20 Put	GSCO-OT	Receive	BBA LIBOR	2.250	4/30/20	800,000	283,824
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
4/6/21 Put	JPM	Pay	EURIBOR	0.608	4/6/21	500,000	31,497
Interest
Rate Swap			Three-
maturing			Month USD			USD
5/29/20 Put	GSCO-OT	Receive	BBA LIBOR	2.250	5/29/20	800,000	529,376
Interest
Rate Swap			Three-
maturing			Month USD			USD
6/15/20 Put	NOM	Receive	BBA LIBOR	1.850	6/15/20	200,000	741,394
Interest
Rate Swap			Three-
maturing			Month USD			USD
7/23/20 Call	JPM	Pay	BBA LIBOR	1.490	7/23/20	100,000	1,919,971
Interest
Rate Swap			Three-
maturing			Month USD			USD
7/23/20 Put	JPM	Receive	BBA LIBOR	1.790	7/23/20	100,000	602,062
Interest
Rate Swap			Six-Month
maturing			EUR			EUR
8/16/24 Put	JPM	Pay	EURIBOR	2.098	8/16/24	100,000	1,235,840

15 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

			Pay/Receive				Notional
		Counter	Floating	Floating	Fixed	Expiration	Amount
		-party	Rate	Rate	Rate	Date	(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap				Three-
maturing				Month USD			USD
8/17/20	Put	MSCO	Pay	BBA LIBOR	1.695%	8/17/20	116,000	$1,078,674
Interest
Rate Swap				Three-
maturing				Month USD			USD
8/26/20	Put	MSCO	Pay	BBA LIBOR	2.500	8/26/20	750,000	621,202
Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $34,327,930)								14,904,870

							Shares
Investment Company—7.5%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%[13] (Cost
$271,903,429)							271,903,429	271,903,429
Total Investments, at Value (Cost $3,783,066,631)							101.6%	3,673,185,568
Net Other Assets (Liabilities)							(1.6)	(56,696,224)
Net Assets							100.0%	$3,616,489,344

Footnotes to Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$1,337,914,529, which represented 36.99% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
5. Zero coupon bond reflects effective yield on the original acquisition date.
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
9. Interest or dividend is paid-in-kind, when applicable.
10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
11. Non-income producing security.
12. Number of contracts are less than 500.
13. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of

16 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

the Fund and the issuer having the same investment adviser. There were no affiliated securities held by the Fund at period end.Transactions during the period in which the issuer was an affiliate are as follows:

				Shares
	Shares	Gross	Gross	January 31,
	October 31, 2019	Additions	Reductions	2020
Investment Company
OFI Carlyle Private Credit Fund,
Cl. I	164,371	7,009	171,380	—

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
OFI Carlyle Private Credit Fund,
Cl. I	$—	$36,042	$(79,407)	$78,987

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$588,505,622	16.0%
India	379,234,843	10.3
Mexico	322,588,414	8.8
Indonesia	281,368,349	7.7
United Kingdom	239,856,375	6.5
South Africa	183,305,939	5.0
Russia	140,560,370	3.8
Italy	134,749,180	3.7
Spain	130,844,929	3.6
Brazil	119,036,935	3.2
Greece	115,034,398	3.1
Thailand	91,740,866	2.5
Argentina	86,842,543	2.4
Egypt	79,467,026	2.2
Portugal	70,118,511	1.9
Peru	65,534,950	1.8
Netherlands	61,087,646	1.7
Switzerland	58,801,919	1.6
Colombia	56,512,015	1.5
Malaysia	56,107,437	1.5
Turkey	55,731,425	1.5
Cyprus	41,273,025	1.1
France	38,732,158	1.1
Ukraine	30,926,898	0.8
China	30,755,453	0.8
Dominican Republic	19,987,370	0.5
Sri Lanka	19,730,670	0.5
Ireland	16,101,762	0.4
Senegal	15,404,445	0.4
Ivory Coast	15,266,144	0.4
Kazakhstan	12,925,355	0.4

17 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Nigeria	$12,591,921	0.3%
El Salvador	11,257,128	0.3
Panama	10,786,142	0.3
Chile	10,750,189	0.3
Angola	9,504,739	0.3
Czech Republic	7,942,159	0.2
Singapore	6,607,273	0.2
Denmark	6,525,920	0.2
Supranational	4,514,666	0.1
Kenya	4,513,548	0.1
Eurozone	4,430,966	0.1
United Arab Emirates	3,550,372	0.1
Mauritius	3,270,124	0.1
Paraguay	2,936,738	0.1
Saudi Arabia	2,858,625	0.1
Macau	2,592,185	0.1
Hong Kong	2,547,531	0.1
Israel	2,502,750	0.1
Norway	2,307,203	0.1
Philippines	1,730,827	0.1
Hungary	1,318,538	0.0
Canada	13,052	0.0
Sweden	—	—
Total	$3,673,185,568	100.0%

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)		Purchased (000's)		(000's)	Appreciation	Depreciation
BAC	05/2020	CLP	2,018,340	USD	2,946	$ —	$ (426,522)
BOA	06/2020	CAD	100,655	USD	76,650	—	(597,629)
BOA	06/2020	EUR	78,698	USD	87,755	231,312	—
BOA	06/2020	JPY	15,000,000	USD	138,066	1,369,141	—
BOA	03/2020	KRW	12,237,650	USD	10,436	—	(199,063)
BOA	06/2020	NOK	521,845	USD	58,039	—	(1,286,064)
BOA	06/2020	NZD	17,525	USD	11,582	—	(235,831)
BOA	03/2020	PLN	401,140	USD	103,576	—	(20,455)
BOA	03/2020	RUB	601,600	USD	9,352	14,907	—
BOA	06/2020	SEK	361,830	USD	38,217	—	(402,341)
BOA	03/2020	THB	305,800	USD	9,989	—	(168,974)
BOA	03/2020	TRY	30,240	USD	5,042	—	(37,066)
BOA	03/2020	USD	6,690	COP	21,887,500	306,899	—
BOA	06/2020	USD	155,667	EUR	139,600	—	(410,316)
BOA	06/2020	USD	3,290	GBP	2,500	—	(23,100)
BOA	06/2020 - 02/2021	USD	279,753	EUR	30,003,810	—	(808,737)
BOA	03/2020	USD	21,500	MXN	415,649	—	(361,430)
BOA	03/2020	USD	7,738	THB	237,200	120,958	—
BOA	03/2020 - 07/2020	USD	62,295	ZAR	948,314	840,032	(1,138,221)
BOA	03/2020	ZAR	1,321,760	USD	88,720	1,123,595	(2,226,648)
CITNA-B	02/2020 - 05/2020	CLP	16,838,425	USD	22,965	—	(1,932,733)
CITNA-B	02/2020	COP	29,693,300	USD	9,100	—	(424,968)

18 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
CITNA-B	03/2020 - 06/2020	EUR	255,945	USD	284,825	$ 980,740	$ —
CITNA-B	06/2020	GBP	4,260	USD	5,605	40,045	—
CITNA-B	06/2020	JPY	24,084,621	USD	221,699	2,183,045	—
CITNA-B	06/2020	NOK	470,000	USD	52,280	—	(1,165,562)
CITNA-B	03/2020	PLN	117,570	USD	29,927	423,648	—
CITNA-B	03/2020	RUB	3,043,740	USD	47,062	328,076	—
CITNA-B	02/2020 - 03/2020	USD	13,973	CLP	10,733,440	561,602	—
CITNA-B	02/2020 - 06/2020	USD	302,328	EUR	271,791	—	(1,024,615)
CITNA-B	06/2020	USD	5,493	GBP	4,175	—	(39,246)
CITNA-B	03/2020	USD	228,675	IDR	3,239,187,440	—	(4,857,282)
CITNA-B	06/2020	USD	76,817	JPY	8,310,000	—	(429,369)
CITNA-B	03/2020	USD	387,495	MXN	7,816,974	—	(23,581,039)
CITNA-B	03/2020	USD	103,162	RUB	6,637,600	—	(182,918)
CITNA-B	06/2020	USD	63,819	SEK	604,450	648,028	—
CITNA-B	03/2020	USD	23,215	ZAR	358,620	—	(543,023)
GSCO-OT	03/2021	BRL	138,847	USD	33,473	—	(1,827,042)
GSCO-OT	02/2020 - 03/2020	CLP	67,518,600	USD	84,625	—	(300,074)
GSCO-OT	11/2020	EUR	10,800	RUB	794,990	155,320	(26,897)
GSCO-OT	05/2020 - 12/2020	EUR	295,730	USD	338,617	447,936	(7,417,612)
GSCO-OT	06/2020	IDR	144,800,000	USD	10,000	323,456	—
GSCO-OT	05/2020	INR	1,723,538	USD	23,750	44,924	—
GSCO-OT	03/2020	MXN	909,150	USD	47,500	310,023	—
GSCO-OT	02/2021	RUB	2,279,500	USD	33,488	666,160	—
GSCO-OT	02/2020	TRY	57,153	USD	9,600	—	(101,196)
GSCO-OT	06/2020	USD	51,463	AUD	75,010	1,119,779	—
GSCO-OT	03/2020 - 03/2021	USD	111,931	BRL	459,119	5,728,768	—
GSCO-OT	06/2020	USD	76,622	CAD	100,645	577,031	—
GSCO-OT	05/2020	USD	22,138	CLP	15,215,340	3,141,348	—
GSCO-OT	05/2020 - 06/2020	USD	21,169	EUR	18,690	320,795	(27,512)
GSCO-OT	10/2020	USD	36,500	IDR	535,637,500	—	(1,154,363)
GSCO-OT	05/2020 - 08/2020	USD	72,522	INR	5,336,153	—	(674,140)
GSCO-OT	03/2020	USD	19,401	MYR	80,805	—	(254,444)
GSCO-OT	12/2020	USD	90,750	NOK	768,075	7,276,135	—
GSCO-OT	06/2020	USD	67,083	NZD	101,500	1,367,386	—
GSCO-OT	02/2020 - 03/2020	USD	18,711	TRY	114,303	171,356	(416,711)
GSCO-OT	03/2020 - 06/2020	USD	86,019	ZAR	1,321,758	189,646	(1,733,467)
GSCO-OT	03/2020 - 06/2020	ZAR	719,392	USD	46,794	1,033,560	(164,179)
JPM	06/2020	AUD	75,000	USD	51,447	—	(1,110,855)
JPM	02/2020 - 04/2020	BRL	1,358,487	USD	327,675	—	(10,751,405)
JPM	06/2020	CAD	982	USD	747	—	(5,697)
JPM	03/2020 - 05/2020	CLP	25,448,250	USD	34,313	—	(2,533,582)
JPM	02/2020 - 08/2021	EUR	906,159	USD	1,012,318	2,099,404	(1,572,557)
JPM	06/2020	GBP	144,890	USD	190,669	1,338,804	—
JPM	03/2020	HUF	26,913,000	USD	90,627	—	(2,010,572)
JPM	10/2020	IDR	535,637,500	USD	36,632	1,022,063	—
JPM	03/2020 - 08/2020	INR	3,670,115	USD	49,532	672,128	(4,665)
JPM	06/2020	JPY	17,973,653	USD	165,484	1,592,585	—
JPM	03/2020 - 01/2022	MXN	3,359,766	USD	165,819	9,179,639	(70,432)

19 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
JPM	03/2020	NOK	13,242	EUR	1,335	$ 6,764	$(51,437)
JPM	06/2020 - 12/2020	NOK	1,368,075	USD	157,457	—	(8,730,317)
JPM	06/2020	NZD	88,966	USD	58,638	—	(1,037,974)
JPM	03/2020	PLN	138,720	USD	35,337	474,119	—
JPM	03/2020	RUB	48,151	EUR	676	2,231	(3,710)
JPM	03/2020	RUB	1,544,135	USD	23,689	369,570	(17,263)
JPM	06/2020	SEK	242,620	USD	25,611	—	(255,447)
JPM	03/2020	TRY	312,155	USD	50,716	944,889	—
JPM	02/2020 - 03/2020	USD	256,550	BRL	1,066,870	7,538,068	—
JPM	06/2020	USD	746	CAD	979	5,684	—
JPM	03/2020	USD	1,122	CHF	1,084	—	(6,836)
JPM	02/2020	USD	13,400	CLP	10,550,490	218,360	—
JPM	03/2020	USD	58,508	COP	198,501,700	616,738	—
JPM	03/2020 - 12/2020	USD	819,679	EUR	727,341	7,384,849	(1,725,422)
JPM	06/2020	USD	263,068	GBP	199,906	—	(1,847,159)
JPM	03/2020	USD	90,854	HUF	27,230,830	1,190,868	—
JPM	03/2020	USD	372,691	INR	26,651,100	2,371,780	—
JPM	03/2020 - 01/2022	USD	96,945	MXN	1,921,960	106,295	(1,602,077)
JPM	03/2020 - 08/2021	USD	178,840	NOK	1,620,715	2,800,678	—
JPM	03/2020	USD	54,502	PEN	185,600	—	(220,550)
JPM	03/2020	USD	33,763	PLN	132,404	28,413	(446,586)
JPM	03/2020 - 02/2021	USD	62,869	RUB	4,188,600	—	(1,009,691)
JPM	03/2020	USD	94,059	THB	2,868,700	1,941,707	—
JPM	03/2020	USD	101,509	TRY	603,770	1,587,551	—
JPM	03/2020	USD	219,631	ZAR	3,376,640	13,242	(4,083,529)
JPM	03/2020	ZAR	1,435,587	USD	96,262	40,879	(1,196,225)
MOS	05/2020	CLP	3,307,200	USD	4,813	—	(683,432)
MOS	08/2020	USD	43,200	BRL	184,118	673,607	—
MOS	03/2020	USD	64,500	CLP	48,569,115	3,846,379	—
MOS	02/2020	USD	9,100	COP	29,647,800	438,261	—
RBC	02/2020 - 06/2020	EUR	77,216	USD	85,396	442,762	—
RBC	06/2020	GBP	43,045	USD	56,649	393,867	—
RBC	06/2020	JPY	13,510,000	USD	124,356	1,228,561	—
RBC	06/2020	USD	176,416	EUR	158,419	—	(700,868)
Total Unrealized Appreciation and Depreciation						$82,616,396	$(98,299,077)

Futures Contracts as of January 31, 2020
							Unrealized
	Expiration		Number		Notional Amount	Appreciation/
Description	Buy/Sell	Date	of Contracts		(000's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Sell	3/20/20	474		CAD 50,254	$50,920,795	$(667,157)
Euro BUXL	Sell	3/6/20	137		EUR 31,490	32,044,114	(553,853)
Euro-BTP	Sell	3/6/20	1,120		EUR 177,559	183,873,389	(6,314,760)
Euro-BUND	Sell	3/6/20	45		EUR 8,636	8,735,765	(99,386)
Euro-OAT	Sell	3/6/20	953		EUR 172,890	176,738,937	(3,848,491)
United States
Treasury Nts. , 5 yr.	Buy	3/31/20	5,000		USD 600,282	601,601,565	1,320,028

20 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Futures Contracts (Continued)
							Unrealized
		Expiration	Number		Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts		(000’s)	Value		(Depreciation)
United States Ultra
10yr.	Sell	3/20/20	468		USD 68,046	$68,167,125		$(121,274)
							$(10,284,893)

Exchange-Traded Options Written at January 31, 2020
				Number of		Notional
		Exercise	Expiration	Contracts		Amount	Premiums
Description		Price	Date	(000's)		(000's)	Received	Value
		USD
S&P 500 Index Put		2,400.000	3/20/20	USD 0[1]	USD 84,960 $		$1,452,448	$(65,490)
		USD
S&P 500 Index Put		2,350.000	2/21/20	USD 0[1]	USD 44,180		444,980	(9,870)
Total Exchange-Traded Options Written							$1,897,428	$(75,360)
1. Number of contracts are less than 500.

Over-the-Counter Options Written at January 31, 2020
				Number of		Notional
	Counter	Exercise	Expiration	Contracts		Amount	Premiums
Description	-party	Price	Date	(000's)		(000's)	Received	Value
		BRL		USD

BRL Currency Put[1]	GSCO-OT	4.500	3/27/20	5,000		USD 5,000	$872,000	$(700,370)
		BRL		USD

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	5,000		USD 5,000	874,000	(720,102)
		BRL		USD

BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	5,000		USD 5,000	874,000	(720,102)
		BRL		USD

BRL Currency Put	GSCO-OT	3.980	4/15/20	50,000	USD 50,000		191,550	(54,529)
		BRL		USD

BRL Currency Call	GSCO-OT	4.350	4/15/20	50,000	USD 50,000		435,100	(681,252)
		BRL		USD

BRL Currency Put	MSCO	3.827	5/11/20	75,000	USD 75,000		483,750	(40,687)
		BRL		USD

BRL Currency Call	MSCO	4.465	5/11/20	75,000	USD 75,000		1,112,400	(688,575)
		BRL		USD

BRL Currency Call	MSCO	4.311	4/13/20	50,000	USD 50,000		426,500	(849,759)
		BRL		USD

BRL Currency Put	MSCO	3.939	4/13/20	50,000	USD 50,000		187,500	(33,423)
		COP		USD

COP Currency Put	MSCO	3295.000	2/14/20	50,000	USD 50,000		393,250	(13,042)

21 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		COP		USD

COP Currency Call	MSCO	3350.000	2/14/20	50,000	USD 50,000	$253,500	$(1,134,102)
		RUB		EUR

EUR Currency Call	BOA	78.000	11/4/20	50,000	EUR 50,000	1,712,843	(1,045,269)
		ZAR		EUR

EUR Currency Call	BOA	20.000	8/5/20	5,000	EUR 5,000	1,091,097	(521,987)
		RUB		EUR

EUR Currency Call	GSCOI	78.000	11/4/20	90,000	EUR 90,000	3,063,716	(1,881,483)
		RUB		EUR

EUR Currency Put	GSCOI	67.750	11/4/20	135,000	EUR 135,000	840,074	(632,703)
		NOK		EUR

EUR Currency Call[2]	GSCO-OT	11.000	12/17/20	10,000	EUR 10,000	2,161,338	(1,792,956)
		HUF		EUR

EUR Currency Put	GSCO-OT	330.000	4/23/20	150,000	EUR 150,000	416,857	(314,456)
		HUF		EUR

EUR Currency Call	GSCO-OT	345.000	4/23/20	150,000	EUR 150,000	528,527	(593,179)
		INR		EUR

EUR Currency Call	GSCO-OT	90.000	8/5/20	5,000	EUR 5,000	977,289	(326,539)
		ZAR		EUR

EUR Currency Call	JPM	19.050	12/8/20	50,000	EUR 50,000	1,488,576	(1,560,363)
		NOK		EUR

EUR Currency Call	JPM	11.000	8/26/21	6,250	EUR 6,250	1,860,122	(1,919,447)
		BRL		EUR

EUR Currency Call	MSCO	5.250	8/24/21	37,500	EUR 37,500	2,107,511	(1,892,190)
		IDR		USD

IDR Currency Call	JPM	14325.000	7/23/20	50,000	USD 50,000	347,725	(535,148)
		IDR		USD

IDR Currency Put	JPM	13685.000	10/28/20	165,000	USD 165,000	988,350	(1,242,459)
		IDR		USD

IDR Currency Put	JPM	13320.000	7/23/20	75,000	USD 75,000	227,272	(146,828)
		IDR		USD

IDR Currency Call	JPM	15555.000	10/28/20	165,000	USD 165,000	2,180,145	(765,232)
		IDR		USD

IDR Currency Put	SCB	13700.000	10/22/20	100,000	USD 100,000	592,500	(775,915)
		IDR		USD

IDR Currency Call	SCB	15600.000	10/22/20	100,000	USD 100,000	1,282,100	(419,051)

22 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		INR		USD

INR Currency Put	BOA	69.300	10/27/20	100,000	USD 100,000	$457,000	$(197,376)
		INR		USD

INR Currency Call	BOA	77.550	10/27/20	100,000	USD 100,000	1,091,000	(662,410)
				USD
		INR
INR Currency Put	GSCO-OT	70.400	4/29/20	75,000	USD 75,000	156,300	(156,300)
		INR		USD

INR Currency Call	GSCO-OT	73.500	4/29/20	75,000	USD 75,000	354,000	(354,000)
		INR		USD

INR Currency Put	SCB	69.450	10/28/20	150,000	USD 150,000	653,250	(320,019)
		INR		USD

INR Currency Call	SCB	77.650	10/28/20	150,000	USD 150,000	1,696,500	(981,453)
		INR		USD

INR Currency Put	SCB	70.500	7/7/20	50,000	USD 50,000	137,700	(147,258)
		INR		USD

INR Currency Call	SCB	75.600	7/7/20	50,000	USD 50,000	349,650	(229,588)
		JPY		USD

JPY Currency Call	BOA	112.000	2/2/21	15,000	USD 15,000	2,920,500	(2,920,500)
		MXN		USD

MXN Currency Put	CITNA-B	18.190	10/29/20	100,000	USD 100,000	832,047	(322,592)
		MXN		USD

MXN Currency Call	CITNA-B	22.005	10/29/20	100,000	USD 100,000	1,906,852	(484,915)
		MXN		USD

MXN Currency Call	CITNA-B	20.215	6/2/20	50,000	USD 50,000	389,256	(260,895)
		MXN		USD

MXN Currency Call	GSCOI	22.036	10/30/20	100,000	USD 100,000	1,932,900	(480,235)
		MXN		USD

MXN Currency Put	GSCOI	18.205	10/30/20	100,000	USD 100,000	783,200	(331,534)
		MXN		USD

MXN Currency Put	JPM	18.500	7/2/20	75,000	USD 75,000	332,250	(309,576)
		MXN		USD

MXN Currency Put	JPM	18.830	12/3/20	50,000	USD 50,000	705,000	(469,078)
		MXN		USD

MXN Currency Call	JPM	22.170	12/3/20	50,000	USD 50,000	995,000	(293,469)
		MXN		USD

MXN Currency Call	JPM	22.250	12/3/20	50,000	USD 50,000	925,900	(281,049)

23 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		MXN		USD

MXN Currency Put	JPM	18.900	12/3/20	50,000	USD 50,000	$695,300	$(517,459)
		MXN		USD

MXN Currency Call	JPM	23.090	1/6/22	100,000	USD 100,000	2,280,500	(2,004,762)
		MXN		USD

MXN Currency Put	JPM	18.400	1/6/22	100,000	USD 100,000	898,400	(685,488)
		MXN		USD

MXN Currency Call	JPM	19.750	7/2/20	50,000	USD 50,000	737,000	(595,426)
		RUB		USD

RUB Currency Put	GSCO-OT	60.271	1/8/21	50,000	USD 50,000	793,800	(289,984)
		RUB		USD

RUB Currency Call	GSCO-OT	68.979	1/8/21	50,000	USD 50,000	637,700	(1,294,118)
		RUB		USD

RUB Currency Put	JPM	60.000	1/28/21	100,000	USD 100,000	650,000	(560,425)
		RUB		USD

RUB Currency Call	JPM	71.000	1/28/21	100,000	USD 100,000	1,850,000	(2,086,352)
		THB		USD

THB Currency Call	SCB	31.650	7/27/20	50,000	USD 50,000	261,100	(428,878)
		TRY		USD

TRY Currency Put	GSCO-OT	5.750	12/9/20	37,500	USD 37,500	478,575	(296,826)
		TRY		USD

TRY Currency Call	GSCO-OT	7.000	12/9/20	37,500	USD 37,500	1,196,063	(945,131)
		ZAR		USD

ZAR Currency Call	BOA	15.838	7/7/20	40,000	USD 40,000	691,440	(1,022,715)
		ZAR		USD

ZAR Currency Put	BOA	13.323	7/7/20	40,000	USD 40,000	280,520	(71,805)
		ZAR		USD

ZAR Currency Put	GSCO-OT	16.000	7/23/20	2,080,000	USD 2,080,000	3,784,820	(3,329,518)
		ZAR		USD

ZAR Currency Put	GSCO-OT	14.000	1/7/21	50,000	USD 50,000	1,567,900	(678,547)
		ZAR		USD

ZAR Currency Put	GSCO-OT	14.300	12/8/20	34,000	USD 34,000	811,172	(593,548)
		ZAR		USD

ZAR Currency Call	GSCO-OT	15.800	1/7/21	50,000	USD 50,000	1,726,650	(2,697,077)

24 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		ZAR		USD

ZAR Currency Call	GSCO-OT	16.300	12/8/20	34,000	USD 34,000	$1,323,518	$(1,326,722)
Total Over-the-Counter Options Written						$65,252,355	$(50,628,176)

1. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.7 BRL per 1 USD.
2. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 9.40 NOK per 1
EUR.

Centrally Cleared Credit Default Swaps at January 31, 2020
					Notional	Premiums			Unrealized
		Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Reference Asset		Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
Brazilian
Government
International		Sell	1.000%	6/20/22	USD 15,000	$928,605		$169,840	$1,098,445
CDX. EM. 31		Buy	1.000	6/20/24	USD 48,700	(2,211,726)		1,573,398	(638,328)
Indonesia
Government
International		Buy	1.000	12/20/24	USD 15,000	69,698		(249,107)	(179,409)
Intesa Sanpaolo
SpA		Buy	1.000	12/20/21	EUR 15,000	(548,711)		(230,965)	(779,676)
iTraxx Europe
Crossover Series 32
Version 1		Buy	5.000	12/20/24	EUR 70,000	10,526,998		(9,959,913)	567,085
iTraxx Europe
Subordinated
Financial Series 32
Version 1		Sell	1.000	12/20/24	EUR 5,000	25,806		(32,663)	(6,857)
Republic Of Italy
Government I		Sell	1.000	12/20/21	USD 16,000	585,507		166,672	752,179
Republic Of South
Africa Government		Buy	1.000	12/20/24	USD 5,000	(208,784)		188,695	(20,089)
Turkey Government
International Bond		Buy	1.000	12/20/24	USD 10,000	(1,186,700)		625,374	(561,326)
Total Centrally Cleared Credit Default Swaps						$7,980,693		$(7,748,669)	$232,024

Over-the-Counter Credit Default Swaps at January 31, 2020
					Notional	Premiums			Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Asset	party	Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
Assicurazioni
Generali SpA	CITNA-B	Buy	1.000%	12/20/24	EUR 5,000	$(64,117	) $	21,587	$(42,530)
Assicurazioni
Generali SpA	CITNA-B	Sell	1.000	12/20/24	EUR 10,000	(197,403)		242,933	45,530
Deutsche Bank AG	JPM	Buy	1.000	12/20/21	EUR 5,000	(63,946)		(58,883)	(122,829)
iTraxx Europe
Crossover Series 28
Version 1	JPM	Sell	5.000	12/20/22	EUR 5,000	(142,054)		26,820	(115,234)

25 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps (Continued)
Notional	Premiums	Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Received/	Appreciation/
Asset	party	Protection	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
iTraxx Europe
Subordinated
Financial Series 32
Version 1	JPM	Sell	1.000%	12/20/24	EUR 5,000	$198,631	$(32,663)	$ 165,968
Lloyds Banking
Group plc	JPM	Buy	1.000	6/20/24	EUR 2,500	(109,686)	(11,629)	(121,315)
Oriental Republic of
Uruguay	BOA	Sell	1.000	12/20/21	USD 14,802	267,519	127,659	395,178
Royal Bank Of
Scotland Group plc	CITNA-B	Buy	1.000	12/20/24	EUR 5,000	(20,386)	20,509	123
Royal Bank Of
Scotland Group plc	JPM	Buy	1.000	6/20/24	EUR 2,500	(125,923)	(3,301)	(129,224)
Total Over-the-Counter Credit Default Swaps	$(257,365	) $	333,032	$ 75,667

Centrally Cleared Interest Rate Swaps at January 31, 2020
Pay/Receive	Notional	Premiums	Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR 8,250	$—	$(1,085,537)	$(1,085,537)
BNP	Pay	BZDIOVRA	–	1/4/27	BRL 191,000	—	1,368,788	1,368,788
BOA	Pay	BZDIOVRA	6.630	1/2/25	BRL 113,600	—	678,491	678,491
Three-Month USD
BOA	Receive	BBA LIBOR	2.307	4/2/24	USD 52,900	—	(2,412,525)	(2,412,525)
BOA	Receive	BBSW6M	1.655	7/16/29	AUD 113,025	—	(4,165,038)	(4,165,038)
MXN TIIE
BOA	Pay	BANXICO	6.500	11/24/26	MXN 500,000	(7)	(4,837)	(4,844)
Three-Month USD
CITNA-B	Receive	BBA LIBOR	2.015	8/19/50	USD 16,250	—	(1,291,181)	(1,291,181)
MXN TIIE	MXN
CITNA-B	Pay	BANXICO	6.375	11/4/22	1,400,000	—	(230,806)	(230,806)
COP
CITNA-B	Pay	COOVIBR	5.200	8/1/29	44,884,000	—	75,221	75,221
CITNA-B	Receive	CDOR03	1.740	10/1/29	CAD 35,500	675	(74,604)	(73,929)
CITNA-B	Pay	CDOR03	1.803	10/1/21	CAD 168,500	(2,339)	54,008	51,669
CITNA-B	Pay	CDOR03	1.738	1/30/30	CAD 86,000	—	189,602	189,602
CITNA-B	Pay	CDOR03	1.725	1/30/22	CAD 270,000	—	(65,914)	(65,914)
CITNA-B	Receive	CDOR03	1.658	1/30/25	CAD 110,000	—	(19,999)	(19,999)
COP
CITNA-B	Pay	COOVIBR	5.220	8/12/29	40,650,000	—	79,137	79,137
COP
CITNA-B	Receive	COOVIBR	4.990	5/2/20	105,000,000	218,366	(135,833)	82,533
CITNA-B	Pay	CDOR03	1.920	1/22/30	CAD 113,000	—	1,694,469	1,694,469
CITNA-B	Pay	CDOR03	1.953	10/25/29	CAD 72,500	—	1,253,124	1,253,124
CITNA-B	Pay	CDOR03	1.710	1/30/30	CAD 86,000	—	23,098	23,098
Six-Month HUF	HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	2,750,000	—	770,473	770,473
DEU	Pay	JIBA3M	8.420	8/29/28	ZAR 556,000	—	2,880,455	2,880,455

26 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
		MXN TIIE
DEU	Pay	BANXICO	7.340%	7/24/29	MXN 263,300	$—	$ 754,630	$754,630
		MXN TIIE
DEU	Pay	BANXICO	8.525	1/15/24	MXN 480,000	—	1,883,964	1,883,964
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.775	10/10/21	PLN 95,000	3,197	(11,785)	(8,588)
		MXN TIIE			MXN
GSCOI	Pay	BANXICO	7.200	7/27/22	1,252,000	—	1,026,565	1,026,565
		Three-Month USD
GSCOI	Receive	BBA LIBOR	1.666	8/7/29	USD 10,730	—	(241,821)	(241,821)
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	2.580	2/6/23	PLN 115,000	—	1,185,985	1,185,985
		Three-Month USD
GSCOI	Receive	BBA LIBOR	2.512	4/29/29	USD 16,800	—	(1,658,858)	(1,658,858)
GSCOI	Receive	CPURNSA	1.883	7/19/24	USD 108,000	—	(1,191,542)	(1,191,542)
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.780	6/10/21	PLN 200,000	(30,942)	446,870	415,928
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 99,000	—	(597,378)	(597,378)
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 247,400	—	1,874,649	1,874,649
		MXN TIIE
HSBC	Pay	BANXICO	8.185	4/13/29	MXN 410,000	—	2,476,889	2,476,889
		MXN TIIE
JPM	Receive	BANXICO	7.070	12/12/29	MXN 572,000	—	(230,907)	(230,907)
		MXN TIIE			MXN
JPM	Pay	BANXICO	6.910	12/16/26	1,318,000	—	220,158	220,158
		MXN TIIE
JPM	Pay	BANXICO	6.465	12/12/24	MXN 425,000	—	11,414	11,414
		MXN TIIE
JPM	Pay	BANXICO	6.570	1/1/25	MXN 460,000	—	117,567	117,567
JPM	Receive	BZDIOVRA	4.525	1/4/21	BRL 360,423	—	(121,564)	(121,564)
JPM	Pay	BZDIOVRA	5.067	1/3/22	BRL 219,014	—	99,020	99,020
		MXN TIIE			MXN
JPM	Pay	BANXICO	6.515	11/10/22	1,770,000	—	(10,697)	(10,697)
JPM	Pay	BZDIOVRA	5.085	1/3/22	BRL 218,943	—	116,049	116,049
JPM	Receive	BZDIOVRA	4.450	1/4/21	BRL 446,170	—	(73,902)	(73,902)
JPM	Receive	BZDIOVRA	4.440	1/4/21	BRL 445,923	—	(64,147)	(64,147)
		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.090	1/11/22	PLN 160,000	—	250,685	250,685
JPM	Pay	BZDIOVRA	5.245	1/3/22	BRL 179,046	—	232,449	232,449
					COP
JPM	Pay	COOVIBR	5.703	11/15/29	109,300,000	—	1,371,183	1,371,183
		MXN TIIE
JPM	Pay	BANXICO	7.210	7/17/24	MXN 677,750	—	1,080,987	1,080,987
		Three-Month USD
JPM	Receive	BBA LIBOR	2.097	6/8/27	USD 12,000	—	(595,891)	(595,891)
JPM	Pay	CDOR03	1.868	11/7/21	CAD 540,000	—	998,661	998,661
		MXN TIIE			MXN
JPM	Pay	BANXICO	6.395	10/21/24	1,100,000	—	(133,563)	(133,563)

27 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
		Three-Month USD
JPM	Pay	BBA LIBOR	1.476%	1/2/29	BRL 8,724	$—	$1,088	$1,088
		MXN TIIE
JPM	Pay	BANXICO	6.520	9/29/22	MXN 720,000	—	3,347	3,347
		MXN TIIE			MXN
JPM	Pay	BANXICO	6.710	9/23/21	1,025,000	—	14,114	14,114
JPM	Pay	WIBR6M	1.638	4/25/22	PLN 51,500	—	(22,116)	(22,116)
JPM	Pay	WIBR6M	1.630	1/25/23	PLN 64,000	—	(74,875)	(74,875)
JPM	Pay	JIBA3M	8.690	8/8/29	ZAR 644,500	—	304,547	304,547
JPM	Pay	BZDIOVRA	6.528	1/2/24	BRL 129,900	—	791,017	791,017
					BRL
JPM	Pay	BZDIOVRA	7.060	7/1/22	1,581,700	—	1,299,616	1,299,616
JPM	Pay	BZDIOVRA	6.610	1/2/23	BRL 119,625	—	55,418	55,418
		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.315	1/15/26	PLN 90,200	(23,445)	660,945	637,500
MSCO	Receive	CPURNSA	1.856	7/30/24	USD 170,750	—	(1,652,623)	(1,652,623)
SAN	Pay	BZDIOVRA	6.900	1/2/27	BRL 212,000	—	1,442,808	1,442,808
		MXN TIIE			MXN
SIB	Pay	BANXICO	7.770	3/25/24	1,150,000	—	2,999,599	2,999,599
Total Centrally Cleared Interest Rate Swaps						$165,505	$14,619,147	$14,784,652

Over-the-Counter Interest Rate Swaps at January 31, 2020
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS			INR
BOA	Receive	Compound	5.740%	5/16/21	5,700,000	$—	$(617,579)	$(617,579)
		INR FBIL MIBOR			INR
BOA	Receive	OIS Compound	5.670	5/27/21	4,536,000	—	(429,785)	(429,785)
CITNA-B	Receive	JIBA3M	8.139	1/31/30	ZAR 367,000	—	(1,180,799)	(1,180,799)
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.470	9/29/26	55,000,000	—	1,519,095	1,519,095
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB 432,500	—	1,055,604	1,055,604
					RUB
GSCOI	Pay	MOSKP3	6.580	10/25/21	8,680,000	—	2,869,619	2,869,619
GSCOI	Pay	MOSKP3	6.550	11/1/21	RUB 694,000	—	34,930	34,930
		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	7.300	6/1/26	39,425,000	—	1,628,520	1,628,520
		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	4.990	5/2/20	105,000,000	—	135,833	135,833
JPM	Receive	JIBA3M	7.955	1/31/30	ZAR 385,000	—	(898,197)	(898,197)
		Six-Month INR
		FBIL MIBOR OIS			INR
SCB	Receive	Compound	6.438	1/10/24	1,700,000	—	(1,002,807)	(1,002,807)
Total Over-the-Counter Interest Rate Swaps						$—	$3,114,434	$3,114,434

28 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Credit Default Swaptions Written at January 31, 2020
Notional
Counter-	Buy/Sell	Reference	Fixed	Expiration	Amount	Premiums
Description	party	Protection	Asset	Rate	Date	(000's)	Received	Value
iTraxx
Europe
Credit Default Swap	Crossover
maturing 12/20/24	Series 32
Put	JPM	Sell	Version 1	5.000%	3/18/20	EUR	100,000	$330,375	$(378,694)
iTraxx
Europe
Credit Default Swap	Crossover
maturing 12/20/24	Series 32
Put	JPM	Sell	Version 1	5.000	3/18/20	EUR	100,000	517,588	(536,074)
Total Over-the-Counter Credit Default Swaptions Written	$847,963	$(914,768)

Over-the-Counter Interest Rate Swaptions Written at January 31, 2020
Pay/
Receive
Counter-	Floating	Floating	Fixed	Expiration	Notional Amount	Premiums
Description	party	Rate	Rate	Rate	Date	(000's)	Received	Value
Three-
Interest Rate	Month
Swap Maturing	USD BBA
4/27/20 Call	BOA	Pay	LIBOR	1.417%	4/27/20	USD	900,000	$6,466,799	$(10,490,022)
Three-
Interest Rate	Month
Swap maturing	USD BBA
4/24/20 Call	BOA	Receive	LIBOR	1.325	4/24/20	USD	100,000	540,200	(725,949)
Three-
Interest Rate	Month
Swap maturing	USD BBA
4/24/20 Put	BOA	Pay	LIBOR	1.725	4/24/20	USD	100,000	540,200	(83,644)
Interest Rate	Three-
Swap maturing	Month
6/15/20 Put	GSCOI	Pay	RUB	8.080	6/15/20	RUB	1,676,500	521,411	(4,377)
Three-
Interest Rate	Month
Swap maturing	USD BBA
6/15/20 Call	GSCO-OT	Pay	LIBOR	1.405	6/15/20	USD	400,000	1,880,000	(4,404,308)
Three-
Interest Rate	Month
Swap maturing	USD BBA
6/15/20 Put	GSCO-OT	Receive	LIBOR	1.805	6/15/20	USD	400,000	1,840,000	(452,868)
Three-
Interest Rate	Month
Swap maturing	USD BBA
4/24/20 Call	JPM	Receive	LIBOR	1.340	4/24/20	USD	400,000	2,240,000	(3,055,492)
Three-
Interest Rate	Month
Swap maturing	USD BBA
4/24/20 Put	JPM	Pay	LIBOR	1.661	4/24/20	USD	300,000	744,000	(66,693)

29 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/
		Receive
	Counter-	Floating	Floating	Fixed	Expiration		Notional Amount	Premiums
Description	party	Rate	Rate	Rate	Date		(000’s)	Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Put	JPM	Pay	LIBOR	1.740%	4/24/20	USD	400,000	$2,040,000	$(308,120)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Call	JPM	Receive	LIBOR	1.361	4/24/20	USD	300,000	741,000	(848,136)
Interest Rate
Swap maturing
11/15/21 Call	JPM	Pay	EURI6MD	0.043	11/15/21	EUR	150,000	2,575,116	(3,468,026)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
7/23/20 Put	JPM	Receive	LIBOR	1.990	7/23/20	USD	200,000	1,240,000	(602,260)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/27/20 Put	JPM	Receive	LIBOR	1.618	11/27/20	USD	800,000	3,040,000	(1,115,960)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/27/20 Put	JPM	Receive	LIBOR	2.200	11/27/20	USD	168,000	1,364,800	(574,160)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/23/20 Call	JPM	Pay	LIBOR	1.290	7/23/20	USD	200,000	1,025,000	(2,300,856)
Interest Rate
Swap maturing
11/25/21 Call	MSCO	Pay	EURI6MD	0.032	11/25/21	EUR	112,500	1,899,570	(2,544,945)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/30/20 Put	MSCO	Receive	LIBOR	1.650	7/30/20	USD	200,000	428,600	(126,164)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/17/20 Put	MSCO	Pay	LIBOR	1.530	8/17/20	USD	496,000	1,820,000	(650,569)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/30/20 Call	MSCO	Pay	LIBOR	1.350	7/30/20	USD	200,000	428,600	(845,676)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/20 Call	NOM	Pay	LIBOR	1.448	6/15/20	USD	200,000	1,286,000	(3,126,398)
Total Over-the-Counter Interest Rate Swaptions Written								$32,661,296	$(35,794,623)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc

30 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Counterparty Abbreviations (Continued)

BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
RBC	RBC Dominion Securities
SAN	Santander
SCB	Standard Chartered Bank
SIB	Banco Santander SA

Currency abbreviations indicate amounts reporting in currencies

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate

31 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

Definitions (Continued)

BBSW6M	ASX Australian Bank Bill Short Term Rate 6 Month Mid
BP0003M	ICE LIBOR GBP 3 Month
BTP	Italian Treasury Bonds
BUBOR	Budapest Interbank Offered Rate
BUND	German Federal Obligation
BUXL	German Federal Obligation
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
CDOR03	Canada Bankers Acceptence 3 Months
CDX. EM. 31	Markit CDX Emerging Markets Index
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
CPURNSA	US Consumer Price Index Urban Consumers
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
EURI6MD	Euro Interbank Offered Rate 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
FBIL	Financial Benchmarks India Private Ltd.
GDR	Global Depositary Receipt
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
OAT	French Government Bonds
OIS	Overnight Index Swap
PIK	Pay-in-kind
S&P	Standard & Poor's
TIIE	Interbank Equilibrium Interest Rate
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
USSW7	USD Swap Semi 30/360 7 Year
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
WIBR6M	GBP Benchmark WIBOR PLN 6 Month

32 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$ 179,092,288	$—	$ 179,092,288
U. S. Government Obligations	—	80,045,718	—	80,045,718
Foreign Government Obligations	—	2,284,592,748	7,173,510	2,291,766,258
Corporate Bonds and Notes	—	567,442,321	—	567,442,321
Common Stock	—	—	—	—
Short-Term Notes	—	217,133,264	—	217,133,264
Structured Securities	—	16,325,704	—	16,325,704
Exchange-Traded Options Purchased	196,380	—	—	196,380
Over-the-Counter Options Purchased	—	34,375,336	—	34,375,336
Over-the-Counter Interest Rate
Swaptions Purchased	—	14,904,870	—	14,904,870
Investment Company	271,903,429	—	—	271,903,429
Total Investments, at Value	272,099,809	3,393,912,249	7,173,510	3,673,185,568
Other Financial Instruments:
Swaps, at value	—	7,683,109	—	7,683,109
Centrally cleared swaps, at value	—	33,511,069	—	33,511,069
Futures contracts	1,320,028	—	—	1,320,028
Forward currency exchange contracts	—	82,616,396	—	82,616,396
Total Assets	$273,419,837	$ 3,517,722,823	$7,173,510	$ 3,798,316,170

Liabilities Table
Other Financial Instruments:
Options written, at value	$—	$ (50,628,176)	$—	$ (50,628,176)
Exchange-Traded Options written,
at value	(75,360)	—	—	(75,360)
Futures contracts	(11,604,921)	—	—	(11,604,921)
Swaps, at value	—	(4,235,643)	—	(4,235,643)
Centrally cleared swaps, at value	—	(26,640,591)	—	(26,640,591)
Forward currency exchange contracts	—	(98,299,077)	—	(98,299,077)
Swaptions written, at value	—	(36,709,391)	—	(36,709,391)
Total Liabilities	$(11,680,281)	$ (216,512,878)	$—	$ (228,193,159)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

33 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

34 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND